Blanket Zimbabwe Indigenisation Transaction (Tables)	6 Months Ended
Jun. 30, 2026
Blanket Zimbabwe Indigenisation Transaction
Schedule of shareholding percentages and facilitation loan balances

			NCI subject	Balance of facilitation
		Effective	to	loan(3)
		interest & NCI	facilitation	June 30,	December 31,
USD	Shareholding	recognised	loan	2026	2025
NIEEF(4)	16%	16%	—%	—	520
Community Trust	10%	10%	—%	—	—
BETS(1), (2)	10%	—%	—%	—	—
	36%	26%	—%	—	520
(1)	The shares held by BETS are effectively treated as treasury shares.
(2)	Accounted for under IAS19 Employee Benefits.
(3)	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.
(4)

The final payment to settle the advance dividend loan to the NIEEF was made on April 23, 2026. Future dividends to NIEEF are unencumbered from the date the loan was settled in full. Following the full settlement of the facilitation loan during the period, the effective non-controlling interest increased from 3.2% to 16%.

Schedule of reconciliation of facilitation loan balances

	June 30, 2026	June 30, 2025
Balance at January 1	520	10,258
Interest incurred	—	295
Dividends used to repay loan	(520)	(3,398)
Balance at June 30	—	7,155